SCHEDULE OF LEASE COST (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Right-of-use Assets And Lease Liabilities
Operating lease cost	$ 466,698	$ 275,333	$ 2,147,599	$ 906,601
Cash paid for amounts included in measurement of lease liabilities Operating cash flows for operating leases	466,698	275,333	2,147,599	906,601
New ROU assets – new lease entered into			262,427
New ROU assets - new lease entered into		33,645	262,427	5,861,057
New ROU assets - acquired through business combination		$ 30,582	$ 238,540